Eaton Vance Management Two International Place Boston, MA 02110 (617)482-8260 www.eatonvance.com

February 24, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attn: Office of Filings, Information & Consumer Services

Re: Eaton Vance Growth Trust (1933 Act File No. 2-22019) on behalf of:
         Eaton Vance-Atlanta Capital Focused Growth Fund
         Eaton Vance-Atlanta Capital SMID-Cap Fund
(collectively the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated February 18, 2011, to the Prospectus, dated February 1, 2011, for the Funds. The purpose of the filing is to submit the 497(e) filing dated February 18, 2011 in XBRL for the Fund.

If you have any questions concerning the foregoing, kindly call the undersigned at (617) 672-8535.

Very truly yours,

/s/ Linda K. Nishi Linda K. Nishi Assistant Vice President